UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Yacktman Asset Management Co.
Address: 6300 Bridgepoint Parkway
	  Building One, Suite 320
	  Austin, TX 78730

13F File Number:  28-3760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Kent A. Arnett
Title:    CCO
Phone:    512-767-6700
Signature, Place, and Date of Signing:

Kent A. Arnett    Austin, TX May 2nd, 2008
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

  FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   61
Form 13F Information Table Value Total:   $794867

List of Other Included Managers:

 No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc.                      common           00206R102      234     6105 SH       SOLE                                       6105
Altria Group                   common           02209S103     1303    58701 SH       SOLE                                      58701
American Express Co.           common           025816109      503    11500 SH       SOLE                     9000              2500
American Int'l. Group          common           026874107     4087    94500 SH       SOLE                    93000              1500
Americredit Corp.              common           03060R101    73787  7327400 SH       SOLE                  6669500            657900
Anheuser Busch Co.             common           035229103     5889   124120 SH       SOLE                    99000             25120
Bank of America                common           060505104      372     9800 SH       SOLE                     9800
Bed Bath & Beyond              common           075896100     4425   150000 SH       SOLE                   150000
Berkshire Hath Cl. A           common           084670108    21611      162 SH       SOLE                        6               156
Berkshire Hath Cl. B           common           084670207     3082      689 SH       SOLE                                        689
Cintas Corp.                   common           172908105     1961    68700 SH       SOLE                     3400             65300
Citigroup Inc.                 common           172967101      485    22628 SH       SOLE                    19900              2728
Clorox                         common           189054109    22987   405839 SH       SOLE                   346000             59839
Coca-Cola Co.                  common           191216100   106553  1750500 SH       SOLE                  1549500            201000
Colgate Palmolive              common           194162103     4823    61900 SH       SOLE                    61300               600
ConocoPhillips                 common           20825C104     1273    16700 SH       SOLE                    16700
Covidien Ltd.                  common           G2552X108    10642   240487 SH       SOLE                   202100             38387
Ebay Inc.                      common           278642103    47732  1599600 SH       SOLE                  1363000            236600
Equifax Inc.                   common           294429105     2145    62200 SH       SOLE                     4000             58200
Exxon Mobil Corp.              common           30231G102     1353    16000 SH       SOLE                    16000
Federal Home Loan              common           313400301     4439   175335 SH       SOLE                    90000             85335
Federal Nat'l Mtg.             common           313586109     1317    50030 SH       SOLE                    50000                30
Furniture Brands Int'l         common           360921100    10447   892900 SH       SOLE                   882000             10900
Gannett Company                common           364730101      391    13460 SH       SOLE                                      13460
H&R Block                      common           093671105     5510   265400 SH       SOLE                   215300             50100
Home Depot                     common           437076102     2896   103550 SH       SOLE                    96500              7050
Interpublic Group Co.          common           460690100     4377   520458 SH       SOLE                   481221             39237
Johnson & Johnson              common           478160104    25179   388140 SH       SOLE                   329800             58340
Kraft Foods, Inc.              common           50075n104     5727   184680 SH       SOLE                   128000             56680
Lancaster Colony Corp.         common           513847103    51132  1279590 SH       SOLE                  1085900            193690
Leucadia Nat'l Corp.           common           527288104     5928   131100 SH       SOLE                     6000            125100
Liberty Media Cap. A           common           53071M302      444    28234 SH       SOLE                      780             27454
Liberty Media Ent. A           common           53071M500     2557   112936 SH       SOLE                     3120            109816
Liberty Media Int. A           common           53071M104    23265  1441463 SH       SOLE                  1187500            253963
Lowes Companies Inc.           common           548661107     2301   100300 SH       SOLE                     5000             95300
MGIC Investment                common           552848103      316    30025 SH       SOLE                    30000                25
Markel Corp.                   common           570535104      774     1760 SH       SOLE                                       1760
Microsoft Corp.                common           594918104    75046  2644320 SH       SOLE                  2325000            319320
Paychex Inc.                   common           704326107     2419    70600 SH       SOLE                     4000             66600
Penn West Energy Trust         common           707885109     2146    76700 SH       SOLE                     4000             72700
PepsiCo Inc.                   common           713448108    82395  1141200 SH       SOLE                  1086500             54700
Pfizer Inc.                    common           717081103    24695  1179900 SH       SOLE                   996000            183900
Philip Morris Int'l            common           718172109     2767    54701 SH       SOLE                                      54701
Procter & Gamble Co.           common           742718109    40273   574747 SH       SOLE                   475800             98947
Pulte Homes Inc.               common           745867101    12076   830000 SH       SOLE                   830000
Resource America Inc.          common           761195205     3655   386739 SH       SOLE                   383739              3000
SLM Corporation                common           78442P106    12526   816000 SH       SOLE                   815000              1000
TJX Co.                        common           872540109     2626    79400 SH       SOLE                     4000             75400
The Bancorp Inc.               common           05969A105     2503   207231 SH       SOLE                                     207231
Torchmark Corp.                common           891027104      697    11600 SH       SOLE                                      11600
Tyco Electronics               common           G9144P105      738    21512 SH       SOLE                     1250             20262
Tyco International             common           G9143X208     5660   128487 SH       SOLE                    91500             36987
U.S. Bancorp                   common           902973304     5470   169038 SH       SOLE                   144100             24938
United Healthcare              common           91324P102      412    12000 SH       SOLE                    12000
United Parcel Service          common           911312106     2461    33706 SH       SOLE                     2000             31706
Viacom Inc. Cl. B              common           92553P201     5311   134050 SH       SOLE                   107100             26950
Wal Mart Stores Inc.           common           931142103    17171   325951 SH       SOLE                   242500             83451
Wells Fargo & Co.              common           949746101      422    14500 SH       SOLE                    14500
Wesco Financial Co.            common           950817106     2618     6480 SH       SOLE                                       6480
Western Union Co.              common           959802109     3656   171901 SH       SOLE                     3000            168901
Wm. Wrigley Jr. Co.            common           982526105    24878   395900 SH       SOLE                   386200              9700